LEASE - Summary of future minimum rent payable under non-cancellable operating leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2024	$ 134
2025	163
2026	97
Total lease payments	394
Less: Imputed interest	(30)
Present value of lease liabilities	$ 364	$ 430